Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Loss (in 000s)(6)
2025	3,095,186	1,318,797	1,828,539	1,385,068	207	(48,788)
2024	$3,300,762	$2,359,244	$1,577,033	$1,206,775	$306	$(32,005)
2023	3,219,321	5,866,582	1,454,720	2,068,455	327	(19,916)

Named Executive Officers, Footnote [Text Block]		Marvin Slosman served as our Chief Executive Officer for the entirety of 2025, 2024 and 2023. The Non-PEO NEOs for 2025 were Michael Lawless, Craig Shore and Shane Gleason. The Non-PEO NEOs for 2024 were Craig Shore and Shane Gleason. The Non-PEO NEOs for 2023 were Craig Shore and Shane Gleason.
PEO Total Compensation Amount	[1],[2]	$ 3,095,186	$ 3,300,762	$ 3,219,321
PEO Actually Paid Compensation Amount	[1],[3]	$ 1,318,797	2,359,244	5,866,582
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO		Non-PEO NEO Average
	2025	2024	2025	2024
Summary Compensation Table Total	$3,095,186	$3,300,762	$1,828,539	$1,577,033
- Grant date fair value of awards granted during the covered fiscal year	(2,085,684)	(2,336,239)	(1,044,201)	(989,327)
+ Fair value as of the vesting date of all awards granted during the covered fiscal year that vested during the covered fiscal year	-	-	241,804	-
+ Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	1,256,868	1,888,014	530,223	801,004
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(876,622)	(230,631)	(101,897)	(87,457)
+/- Change in fair value as of the vesting date (from the end of the prior fiscal year) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(70,951)	(262,662)	(69,640)	(94,478)
Compensation Actually Paid	$1,318,797	$2,359,244	$1,385,068	$1,206,775

Non-PEO NEO Average Total Compensation Amount	[1],[4]	$ 1,828,539	1,577,033	1,454,720
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 1,385,068	1,206,775	2,068,455
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR

During fiscal 2023, 2024 and 2025, compensation actually paid to our PEO decreased from $5,866,582 in fiscal 2023 to $2,359,244 in fiscal 2024 and decreased to $1,318,797 in fiscal year 2025. Average compensation actually paid to our Non-PEO NEOs decreased from $2,068,455 to $1,206,775 in fiscal 2024 and increased to $1,385,068 in fiscal year 2025. Over the same period, the value of a $100 investment in our common stock as of December 31, 2022 increased to $327 at the end of fiscal 2023, declined to $306 at the end of fiscal 2024 and declined further to $207 at the end of fiscal 2025.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

During fiscal 2023, 2024 and 2025, compensation actually paid to our PEO decreased from $5,866,582 in fiscal 2023 to $2,359,244 in fiscal 2024 and decreased to $1,318,797 in fiscal year 2025. Average compensation actually paid to our Non-PEO NEOs decreased from $2,068,455 to $1,206,775 in fiscal 2024 and increased to $1,385,068 in fiscal year 2025. Over the same period, our net loss increased by $12,089,000 during fiscal 2024 (from a net loss in fiscal 2023 of $19,916,000 to a net loss in fiscal 2024 of $32,005,000) and increased by $16,783,000 during fiscal 2025 (from a net loss in fiscal 2024 of $32,005,000 to a net loss in fiscal 2025 of $48,788,000).

Total Shareholder Return Amount	[1],[5]	$ 207	306	327
Net Income (Loss) Attributable to Parent	[1],[6]	$ 48,788,000	$ 32,005,000	$ 19,916,000
PEO Name		Marvin Slosman	Marvin Slosman	Marvin Slosman
PEO [Member] | Grant Date Fair Value of Awards Granted During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,085,684)	$ (2,336,239)
PEO [Member] | Fair Value as of the Vesting Date of All Awards Granted During the Covered Fiscal Year That Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value as of the End of the Covered Fiscal Year of All Awards Granted During the Covered Fiscal Year That are Outstanding and Unvested at the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,256,868	1,888,014
PEO [Member] | Change in Fair Value as of the End of the Covered Fiscal Year (from the End of the Prior Fiscal Year) of Any Awards Granted in Any Prior Fiscal Year That are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(876,622)	(230,631)
PEO [Member] | Change in Fair Value as of the Vesting Date (from the End of the Prior Fiscal Year) of Any Awards Granted in Any Prior Fiscal Year for Which All Applicable Vesting Conditions Were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(70,951)	(262,662)
Non-PEO NEO [Member] | Grant Date Fair Value of Awards Granted During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,044,201)	(989,327)
Non-PEO NEO [Member] | Fair Value as of the Vesting Date of All Awards Granted During the Covered Fiscal Year That Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		241,804
Non-PEO NEO [Member] | Fair Value as of the End of the Covered Fiscal Year of All Awards Granted During the Covered Fiscal Year That are Outstanding and Unvested at the End of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		530,223	801,004
Non-PEO NEO [Member] | Change in Fair Value as of the End of the Covered Fiscal Year (from the End of the Prior Fiscal Year) of Any Awards Granted in Any Prior Fiscal Year That are Outstanding and Unvested as of the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(101,897)	(87,457)
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date (from the End of the Prior Fiscal Year) of Any Awards Granted in Any Prior Fiscal Year for Which All Applicable Vesting Conditions Were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (69,640)	$ (94,478)

[1]	Marvin Slosman served as our Chief Executive Officer for the entirety of 2025, 2024 and 2023. The Non-PEO NEOs for 2025 were Michael Lawless, Craig Shore and Shane Gleason. The Non-PEO NEOs for 2024 were Craig Shore and Shane Gleason. The Non-PEO NEOs for 2023 were Craig Shore and Shane Gleason.
[2]	The dollar amounts reported herein represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[3]	The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO NEOs during the applicable fiscal year. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for Non-PEO NEOs).
[4]	The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO NEOs as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[5]	Cumulative total stockholder return (“TSR”) assumes $100 was invested on December 31, 2022 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period (December 31, 2022) by our stock price at the beginning of the measurement period. At December 31, 2025, 2024 and 2023, the per share closing prices for our common stock were $1.78, $2.63 and $2.81, respectively. No dividends were paid on stock or option awards for all periods presented.
[6]	Net loss is reflected as reported in our audited consolidated financial statements for the applicable fiscal year.